Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Other receivables	98,212	95,606	13,346
Employee advances	1,117	1,874	262
Prepaid rents	1,638	1,523	213
Others	11,077	11,897	1,658
Total prepayments and other current assets	112,044	110,900	15,479